Securities (Securities by Contractual Maturity) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 2,240
Available for Sale, Amortized Cost, Due after one year through five years	24,272
Available for Sale, Amortized Cost, Due after five years through ten years	45,285
Available for Sale, Amortized Cost, Due after ten years	68,048
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	139,845
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	169,124
Available for Sale, Amortized Cost, Total	308,969
Available for Sale, Fair Value, Due in one year or less	2,243
Available for Sale, Fair Value, Due after one year through five years	23,996
Available for Sale, Fair Value, Due after five years through ten years	43,577
Available for Sale, Fair Value, Due after ten years	67,394
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	137,210
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	164,930
Available for Sale, Fair Value, Total	$ 302,140